Label	Element	Value
Class A & Y Prospectus | PACE Alternative Strategies Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PACE® Select Advisors Trust

August 1, 2022

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 26, 2021, as supplemented.

Includes:

•  PACE® Mortgage-Backed Securities Fixed Income Investments

• PACE® Intermediate Fixed Income Investments

• PACE® Strategic Fixed Income Investments

• PACE® Municipal Fixed Income Investments

• PACE® Global Fixed Income Investments

• PACE® High Yield Investments

• PACE® International Emerging Markets Equity Investments

• PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information for series (each, a "fund") of PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information for PACE Mortgage-Backed Securities Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments and PACE International Emerging Markets Equity Investments. At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the funds' manager, the Board of Trustees ("Board") of the Trust recently approved reductions in the contractual management fee rates for such funds, effective as of August 1, 2022.

Second, this supplement updates certain information for PACE Intermediate Fixed Income Investments and PACE Alternative Strategies Investments. At the recommendation of UBS AM, the Board recently approved lower expense caps for such funds, effective as of August 1, 2022.

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

I. PACE Mortgage-Backed Securities Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments and PACE International Emerging Markets Equity Investments

II. PACE Intermediate Fixed Income Investments and PACE Alternative Strategies Investments

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® Alternative Strategies Investments
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The section captioned "PACE Alternative Strategies Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 68 of the Multi-Class Prospectus is revised by replacing the table and footnotes in their entirety with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 30, 2022
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Dividend expense, borrowing costs and related interest expense attributable to securities sold short" are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	These "Acquired fund fees and expenses" are based on estimated amounts for the current fiscal year. Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The section captioned "PACE Alternative Strategies Investments Fund Summary" and sub-captioned "Example" on page 69 of the Multi-Class Prospectus is revised by replacing the table in its entirety with the following:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.
Class A & Y Prospectus | PACE Alternative Strategies Investments | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	rr_Component1OtherExpensesOverAssets	0.93%	[1]
Miscellaneous expenses (includes administration fee of 0.10%)2	rr_Component3OtherExpensesOverAssets	0.45%
Other expenses	rr_OtherExpensesOverAssets	1.38%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.01%
Management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.17%	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	2.84%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 826
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,419
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,035
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,686
Class A & Y Prospectus | PACE Alternative Strategies Investments | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	rr_Component1OtherExpensesOverAssets	0.94%	[1]
Miscellaneous expenses (includes administration fee of 0.10%)2	rr_Component3OtherExpensesOverAssets	0.44%
Other expenses	rr_OtherExpensesOverAssets	1.38%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.76%
Management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	2.60%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	841
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,445
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,078

[1]	"Dividend expense, borrowing costs and related interest expense attributable to securities sold short" are based on estimated amounts for the current fiscal year.
[2]	These "Acquired fund fees and expenses" are based on estimated amounts for the current fiscal year. Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.
[3]	The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated: (1) to waive its management fees through November 30, 2022 to the extent necessary to offset the cost savings to UBS AM for allocating a portion of the fund's assets to other unaffiliated pooled investment vehicles and index futures; and (2) waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2023 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed, prior to August 1, 2022, 1.88% for Class A and 1.63% for Class Y. Effective August 1, 2022, the expense caps are 1.83% for Class A and 1.58% for Class Y. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses (pursuant to item (2)) to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.